United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Bond Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—70.8%
		Basic Industry - Chemicals—0.9%
$1,320,000		Albemarle Corp., 4.150%, 12/01/2024	$1,408,362
1,340,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	1,607,893
2,220,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	2,385,005
2,365,000		RPM International, Inc., 6.500%, 02/15/2018	2,416,392
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 06/01/2045	1,619,835
438,000		Rohm & Haas Co., 6.000%, 09/15/2017	438,497
1,200,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,218,992
		TOTAL	11,094,976
		Basic Industry - Metals & Mining—2.4%
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	1,035,000
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	865,510
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	2,461,701
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	3,103,441
3,100,000		Gerdau S.A., Company Guarantee, Series 144A, 5.750%, 01/30/2021	3,297,625
1,820,000		Newcrest Finance Property, Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	1,924,033
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	5,744,804
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/08/2022	1,354,128
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	1,324,420
1,360,000		Worthington Industries, Inc., Sr Unsecured Note, Series 0, 4.300%, 08/01/2032	1,401,041
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	3,271,709
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	3,618,140
		TOTAL	29,401,552
		Basic Industry - Paper—0.8%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 08/15/2047	3,265,178
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	2,326,446
2,850,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
750,000		Westvaco Corp., 7.650%, 03/15/2020	774,083
2,250,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	3,202,878
		TOTAL	9,568,585
		Capital Goods - Aerospace & Defense—1.8%
2,500,000		Arconic, Inc., 5.870%, 02/23/2022	2,743,750
1,570,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	1,689,713
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.850%, 12/15/2025	3,104,911
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 06/15/2025	2,142,743
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	3,237,625
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 06/15/2022	695,825
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 02/15/2027	966,738
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 0 3/01/2025	1,839,502
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	1,527,501
3,230,000	[4]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.050%, (3-month USLIBOR +1.735%) 2/15/2042	2,814,137
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 03/01/2025	797,552
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	739,570
		TOTAL	22,299,567
		Capital Goods - Building Materials—0.7%
1,920,000		Masco Corp, Sr Unsecured Note, Series 0, 4.500%, 05/15/2047	1,966,034

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$1,950,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	$2,101,905
2,708,000	Masco Corp., Sr. Unsecd. Note, 5.950%, 03/15/2022	3,089,059
1,000,000	Masco Corp., Unsecd. Note, 4.450%, 04/01/2025	1,083,100
	TOTAL	8,240,098
	Capital Goods - Construction Machinery—0.2%
2,730,000	AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	2,980,850
	Capital Goods - Diversified Manufacturing—1.2%
859,000	General Electric Capital , Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	899,087
816,000	General Electric Capital, Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	900,835
1,000,000	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 04/09/2019	1,085,438
1,025,000	Lennox International, Inc, Sr. Unsecd. Note, 3.000%, 11/15/2023	1,038,890
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	2,348,768
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	855,950
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	714,729
2,400,000	Valmont Industries, Inc., 5.250%, 10/01/2054	2,373,995
1,487,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	1,641,754
1,870,000	Wabtec Corp., Sr Unsecured Note, Series 0, 3.450%, 11/15/2026	1,865,566
760,000	Xylem, Inc., Sr. Unsecd. Note, 3.250%, 11/01/2026	771,074
	TOTAL	14,496,086
	Capital Goods - Packaging—0.4%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 09/15/2024	1,866,963
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	1,128,398
960,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	994,434
910,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	1,105,253
	TOTAL	5,095,048
	Communications - Cable & Satellite—1.6%
1,400,000	CCO Safari II LLC, 4.908%, 07/23/2025	1,502,217
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,425,275
900,000	Comcast Corp., 7.050%, 03/15/2033	1,236,596
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	1,484,295
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.350%, 09/15/2026	1,886,864
1,230,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	1,337,084
1,250,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	1,597,872
1,250,000	NBC Universal, Inc., Sr. Unsecd. Note, 6.400%, 04/30/2040	1,665,733
1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	1,504,171
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	1,346,323
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	1,179,990
360,000	Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	393,258
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 09/01/2021	3,039,948
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 03/15/2023	251,222
	TOTAL	19,850,848
	Communications - Media & Entertainment—2.8%
2,000,000	21st Century Fox America, 6.750%, 01/09/2038	2,645,262
1,000,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	1,180,166
1,000,000	21st Century Fox America, Sr. Unsecd. Note, 3.700%, 10/15/2025	1,045,120
3,995,000	British Sky Broadcasting Group PLC, 3.750%, Series 144A, 09/16/2024	4,142,382
2,350,000	CBS Corp., 4.900%, 08/15/2044	2,528,682
4,380,000	Grupo Televisa S.A., 6.625%, 03/18/2025	5,304,308
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	799,788

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$3,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	$3,002,178
460,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	485,940
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	3,072,472
920,000	S&P Global, Inc., Sr. Note, 4.000%, 06/15/2025	978,515
1,500,000	S&P Global, Inc., Sr. Note, 4.400%, 02/15/2026	1,631,669
1,952,000	Viacom, Inc., 4.850%, 12/15/2034	1,886,465
2,950,000	WPP Finance 2010, 3.750%, 09/19/2024	3,048,150
2,440,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	2,617,936
	TOTAL	34,369,033
	Communications - Telecom Wireless—0.7%
2,900,000	American Tower Corp., 3.450%, 09/15/2021	3,011,982
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	1,518,702
1,500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	1,607,678
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 09/01/2021	485,220
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 02/16/2027	2,237,079
	TOTAL	8,860,661
	Communications - Telecom Wirelines—3.0%
3,200,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 06/30/2020	3,229,466
2,950,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	2,935,274
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	2,649,712
1,250,000	AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	1,339,864
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	1,111,543
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	1,024,073
2,050,000	AT&T, Inc., Sr. Unsecd. Note, 5.300%, 08/14/2058	2,089,569
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 03/01/2041	3,653,200
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 02/16/2021	2,980,404
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	2,428,292
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	5,642,911
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 08/10/2033	2,040,057
4,880,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	5,460,514
	TOTAL	36,584,879
	Consumer Cyclical - Automotive—1.4%
3,000,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	2,905,647
2,850,000	Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 01/16/2018	2,856,188
880,000	Ford Motor Credit Co., Sr. Unsecd. Note, 4.250%, 09/20/2022	931,666
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 04/01/2025	972,654
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	1,762,481
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	1,273,151
2,250,000	General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.450%, 04/10/2022	2,294,039
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.600%, 03/19/2020	1,589,332
2,625,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	2,649,734
	TOTAL	17,234,892
	Consumer Cyclical - Leisure—0.2%
2,800,000	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3,014,536
	Consumer Cyclical - Lodging—0.8%
1,000,000	Choice Hotels International, Inc., 5.750%, 07/01/2022	1,116,250
2,900,000	Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	3,157,375
3,930,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	4,058,076

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Lodging—continued
$2,000,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	$2,025,508
	TOTAL	10,357,209
	Consumer Cyclical - Retailers—1.5%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,656,214
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	1,136,250
1,280,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/01/2025	1,367,079
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	607,260
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	2,159,517
1,122,551	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 01/11/2027	1,229,564
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 07/20/2020	766,625
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	1,772,738
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 07/20/2045	1,139,646
1,000,000	Dollar General Corp., Sr. Unsecd. Note, 3.250%, 04/15/2023	1,027,923
1,420,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	1,525,476
1,150,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	1,240,420
890,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 06/15/2023	937,940
1,340,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	1,256,966
	TOTAL	18,823,618
	Consumer Cyclical - Services—1.0%
1,460,000	Alibaba Group Holding Lt, Sr. Unsecd. Note, 3.600%, 11/28/2024	1,529,432
3,420,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.150%, 08/22/2027	3,488,950
900,000	Expedia, Inc., 4.500%, 08/15/2024	964,569
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	1,192,881
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	1,991,257
1,000,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	1,263,651
2,220,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	2,288,150
	TOTAL	12,718,890
	Consumer Non-Cyclical - Food/Beverage—4.3%
3,270,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026	3,412,729
3,000,000	Anheuser-Busch InBev Finance, Inc., Sr Unsecured Note, Series 0, 3.300%, 02/01/2023	3,115,804
2,120,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	2,425,293
980,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.750%, 07/15/2026	956,149
2,150,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	2,102,315
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	1,590,502
1,624,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 06/27/2044	1,673,264
1,600,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	1,720,958
2,245,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	2,315,247
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	6,938,558
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 07/02/2020	509,622
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	685,213
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	2,830,489
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	1,440,161
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 07/15/2045	1,595,850
4,585,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	4,647,833
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,648,754
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	994,811
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 07/15/2046	612,091
2,220,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	2,180,022
470,000	PepsiCo, Inc., 2.150%, 10/14/2020	475,632

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$2,250,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.100%, 07/17/2022	$2,348,449
1,080,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	1,214,576
550,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	578,856
1,175,000	Tyson Foods, Inc., 3.950%, 08/15/2024	1,252,892
1,000,000	Tyson Foods, Inc., 5.150%, 08/15/2044	1,149,242
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	1,829,721
970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 06/02/2047	1,046,466
	TOTAL	53,291,499
	Consumer Non-Cyclical - Health Care—1.3%
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 09/22/2026	3,224,676
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	289,360
1,050,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/08/2019	1,058,583
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,505,576
2,580,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	2,697,039
765,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	806,419
1,405,000	C.R. Bard, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2026	1,415,641
1,390,000	Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	1,438,608
575,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	598,555
1,500,000	Thermo Fisher Scientific, Sr. Unsecd. Note, 2.950%, 09/19/2026	1,485,953
1,350,000	Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	1,373,926
	TOTAL	15,894,336
	Consumer Non-Cyclical - Pharmaceuticals—2.8%
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,323,650
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,517,038
4,100,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	4,155,124
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.000%, 03/12/2020	822,048
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.800%, 03/15/2025	785,500
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	2,324,060
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 06/12/2027	2,328,775
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,980,387
2,100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 08/15/2025	2,227,607
2,135,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 08/15/2045	2,447,261
3,240,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	3,229,777
2,360,000	Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 2.400%, 09/23/2021	2,345,318
2,140,000	Shire Acquisitions Investments Ireland Designated Activity Company, Sr. Unsecd. Note, 3.200%, 09/23/2026	2,110,189
2,250,000	Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.150%, 10/01/2026	2,062,888
2,350,000	Teva Pharmaceutical Finance, Sr. Unsecd. Note, 4.100%, 10/01/2046	1,987,327
	TOTAL	34,646,949
	Consumer Non-Cyclical - Products—0.4%
1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 08/01/2027	1,035,423
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	2,369,274
1,030,000	Reckitt Benckiser Treasury, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	1,030,308
	TOTAL	4,435,005
	Consumer Non-Cyclical - Supermarkets—0.2%
960,000	Kroger Co., Bond, 6.900%, 04/15/2038	1,219,852
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	967,237
	TOTAL	2,187,089
	Consumer Non-Cyclical - Tobacco—0.6%
250,000	Altria Group, Inc., 9.250%, 08/06/2019	284,996

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	$3,130,295
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.540%, 08/15/2047	4,375,487
	TOTAL	7,790,778
	Energy - Independent—1.5%
3,900,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 07/15/2024	3,876,875
5,890,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	6,592,820
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 05/15/2027	996,819
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	1,474,133
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	3,378,469
440,000	XTO Energy, Inc., 6.375%, 06/15/2038	616,696
775,000	XTO Energy, Inc., 6.750%, 08/01/2037	1,105,440
	TOTAL	18,041,252
	Energy - Integrated—2.1%
1,740,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	1,774,684
1,785,000	BP Capital Markets PLC, 3.119%, 5/04/2026	1,807,631
1,480,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	1,618,844
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.950%, 04/28/2041	2,260,433
2,100,000	Chevron Corp., Sr. Unsecd. Note, 2.100%, 05/16/2021	2,115,131
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	2,494,235
4,650,000	Petro-Canada, Bond, 5.350%, 07/15/2033	5,281,766
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	283,398
1,000,000	Petroleos Mexicanos, 6.500%, 06/02/2041	1,051,250
4,180,000	Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	4,486,185
2,350,000	Shell International Finance, Sr. Unsecd. Note, 2.875%, 05/10/2026	2,365,808
660,000	Shell International Finance, Sr. Unsecd. Note, 4.000%, 05/10/2046	671,935
	TOTAL	26,211,300
	Energy - Midstream—2.2%
1,652,000	Columbia Pipeline Group, Sr. Unsecd. Note, 4.500%, 06/01/2025	1,777,121
1,000,000	Columbia Pipeline Group, Sr. Unsecd. Note, 5.800%, 06/01/2045	1,221,209
3,230,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	3,471,095
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	2,075,778
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 02/15/2025	2,583,815
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	898,342
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	2,916,375
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	1,362,313
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 03/01/2047	1,578,528
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	972,076
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	2,145,222
2,300,000	Williams Partners LP, 4.900%, 01/15/2045	2,346,900
3,100,000	Williams Partners LP, 5.250%, 03/15/2020	3,338,975
	TOTAL	26,687,749
	Energy - Oil Field Services—0.4%
700,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	701,750
2,500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	2,385,950
1,350,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	1,231,875
210,000	Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	215,250
114,000	Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	106,875
	TOTAL	4,641,700

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.7%
$875,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	$895,721
720,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	855,947
1,665,000		Valero Energy Corp., 7.500%, 04/15/2032	2,189,610
3,870,000		Valero Energy Corp., 9.375%, 03/15/2019	4,299,389
		TOTAL	8,240,667
		Financial Institution - Banking—10.9%
2,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 01/15/2025	2,078,643
3,000,000		BB&T Corp., 2.450%, Series MTN, 01/15/2020	3,045,741
2,445,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	2,465,026
6,395,000		Bank of America Corp., Sr Unsecured Note, Series GMTN, 2.816%, 07/21/2023	6,414,764
3,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.000%, 01/11/2018	3,004,559
2,175,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	2,227,862
2,230,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, (3-month USLIBOR +0.000%) 01/20/2028	2,302,435
1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 04/01/2024	1,967,343
8,400,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.625%, 07/01/2020	9,201,466
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	2,170,759
4,750,000	[5]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	4,856,132
1,730,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	1,736,403
5,500,000		Capital One Bank, Sub. Note, 3.375%, 02/15/2023	5,610,853
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,240,019
3,410,000		Citigroup, Inc, Sr Unsecured Note, Series 0, 2.876%, 07/24/2023	3,433,600
990,000		Citigroup, Inc., 4.125%, 07/25/2028	1,023,987
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,938,213
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 08/09/2020	4,374,592
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	1,930,696
3,500,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.150%, 09/28/2022	3,690,875
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	1,579,526
1,000,000		Comerica, Inc., 3.800%, 07/22/2026	1,028,264
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	2,640,997
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	3,662,573
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	5,581,559
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 02/15/2034	2,653,981
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,928,478
740,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	760,282
7,500,000		J.P. Morgan Chase & Co., Sub. Note, 3.875%, 09/10/2024	7,859,325
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 04/25/2023	1,493,491
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 04/29/2027	1,175,980
3,975,000	[4]	Manufacturers & Traders Trust Co., Sub. Note, 1.956%, Series BKNT, (3-month USLIBOR +0.640%) 12/01/2021	3,944,276
3,280,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	4,443,209
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 07/24/2020	2,187,750
4,240,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 04/01/2018	4,359,353
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.950%, 12/28/2017	1,520,479
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 04/23/2027	1,536,501
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	4,544,152
2,000,000		PNC Bank, N.A., Series MTN, 2.150%, 04/29/2021	2,006,635
3,215,354	[3]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	2,206,890
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	914,487
2,700,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	2,724,017
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 01/24/2023	2,351,997

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,655,000	Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	$1,829,930
3,550,000	Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	3,681,700
	TOTAL	134,329,800
	Financial Institution - Broker/Asset Mgr/Exchange—2.4%
2,150,000	CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 01/12/2027	2,227,946
2,500,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,741,694
4,255,000	FMR LLC, Bond, Series 144A, 7.570%, 06/15/2029	5,835,777
590,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	623,161
2,250,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 01/15/2027	2,406,030
2,615,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	2,883,054
1,650,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	1,886,530
1,294,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	1,488,677
2,990,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 8.600%, 08/15/2019	3,376,111
805,000	Stifel Financial Corp., 4.250%, 07/18/2024	831,717
1,170,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	1,200,131
2,400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 04/01/2025	2,518,810
975,000	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	1,038,908
	TOTAL	29,058,546
	Financial Institution - Finance Companies—1.5%
1,010,000	AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.500%, 05/26/2022	1,039,052
783,000	Discover Bank, Sub., Series BKNT, 8.700%, 11/18/2019	883,537
2,517,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,620,491
2,236,000	GE Capital International , Sr. Unsecd. Note, 3.373%, 11/15/2025	2,331,395
5,606,000	GE Capital International, Sr. Unsecd. Note, 4.418%, 11/15/2035	6,142,884
3,072,000	HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	3,501,962
2,000,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	2,175,109
	TOTAL	18,694,430
	Financial Institution - Insurance - Health—0.5%
2,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.100%, 03/15/2026	2,038,797
1,685,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 07/15/2025	1,796,175
1,145,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	1,337,337
740,000	Wellpoint, Inc., 5.850%, 01/15/2036	915,555
	TOTAL	6,087,864
	Financial Institution - Insurance - Life—1.9%
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,984,063
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,094,192
1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	2,343,491
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/01/2041	841,093
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	1,171,410
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	1,682,500
700,000	New York Life Insurance Co., Sub. Note, Series 144A, 6.750%, 11/15/2039	989,167
4,000,000	Pacific LifeCorp., Bond, Series 144A, 6.600%, 09/15/2033	5,240,921
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	1,388,730
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	2,086,302
	TOTAL	22,821,869
	Financial Institution - Insurance - P&C—1.3%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	1,240,080
920,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 08/15/2020	1,014,165
700,000	CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	779,564

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	$1,324,142
2,880,000	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	3,155,349
850,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.000%, 06/01/2021	929,087
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	5,764,800
1,000,000	USF&G Capital, 8.312%, 07/01/2046	1,333,350
	TOTAL	15,540,537
	Financial Institution - REIT - Apartment—0.7%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	2,219,443
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	2,080,134
2,160,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	2,225,766
920,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	988,552
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	1,548,770
	TOTAL	9,062,665
	Financial Institution - REIT - Healthcare—0.5%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 06/01/2025	1,320,650
500,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	515,010
1,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	1,102,461
2,300,000	Healthcare Trust of America, 3.700%, 04/15/2023	2,380,261
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	1,210,063
	TOTAL	6,528,445
	Financial Institution - REIT - Office—0.3%
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	1,623,441
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	1,519,362
	TOTAL	3,142,803
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 06/15/2025	2,360,348
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	2,004,073
	TOTAL	4,364,421
	Financial Institution - REIT - Retail—0.9%
2,600,000	Equity One, Inc., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,705,434
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	393,393
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	1,775,640
500,000	Realty Income Corp., Sr. Unsecd. Note, 6.750%, 08/15/2019	545,120
1,700,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	1,822,897
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	1,772,322
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/01/2023	2,368,657
	TOTAL	11,383,463
	Municipal Services—0.4%
1,789,509	Army Hawaii Family Housing, Series 144A, 5.524%, 06/15/2050	2,049,734
2,850,000	Camp Pendleton & Quantico Housing, 5.572%, 10/01/2050	3,241,448
	TOTAL	5,291,182
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	1,197,240
	Technology—3.7%
2,840,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	2,940,128
1,470,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%,0 6/15/2025	1,583,208
920,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	968,562
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	2,536,051
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	1,512,495

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	$1,397,771
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 8.350%, 07/15/2046	2,032,341
1,620,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 06/01/2026	1,611,426
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	2,086,589
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	1,339,777
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 06/01/2025	2,629,918
1,565,000	Flextronics International, Sr. Unsecd. Note, 4.750%, 06/15/2025	1,717,830
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,287,520
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,095,163
2,540,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	2,582,750
1,625,000	Intel Corp., Sr. Unsecd. Note, 4.900%, 07/29/2045	1,925,689
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,560,880
1,290,000	Microsoft Corp., Sr. Unsecd. Note, 3.700%, 08/08/2046	1,300,081
1,000,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	974,612
2,100,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	2,175,409
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 01/30/2023	1,475,662
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/01/2040	990,157
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	494,884
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	1,473,926
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	2,901,257
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 06/15/2025	211,051
	TOTAL	44,805,137
	Transportation - Airlines—0.2%
1,995,000	Southwest Airlines Co., Deb., 7.375%, 03/01/2027	2,605,604
	Transportation - Railroads—0.7%
562,580	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 01/02/2021	602,758
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	3,929,186
2,265,000	Canadian Pacific Railway , Sr. Unsecd. Note, 2.900%, 02/01/2025	2,266,395
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	1,342,425
810,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	819,103
	TOTAL	8,959,867
	Transportation - Services—1.1%
1,580,000	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,588,070
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	5,105,030
950,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	959,714
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 3.400%, 11/15/2026	3,310,064
1,750,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	1,763,684
925,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 03/01/2018	928,339
	TOTAL	13,654,901
	Utility - Electric—4.3%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 02/15/2026	1,031,023
300,000	Avista Corp., 1st Mtg. Bond, 5.950%, 06/01/2018	309,654
338,765	Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.850%, 06/01/2034	143,552
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,884,180
1,180,000	Commonwealth Edison Co., 1st Mtg. Bond, 6.150%, 09/15/2017	1,181,374
1,233,000	Consolidated Edison Co., 4.625%, 12/01/2054	1,422,277
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 09/01/2021	394,826
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	1,166,901
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 09/01/2046	1,288,883

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 08/15/2038	$137,555
1,950,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	1,978,158
5,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%,12/29/2049	5,178,750
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 06/15/2026	857,421
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	1,373,608
750,000	Enel Finance International, Sr. Unsecd. Note, Series 144A, 4.750%, 05/25/2047	807,605
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	4,368,969
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/01/2041	960,414
1,320,000	Fortis, Inc., Sr. Unsecd. Note, 2.100%, 10/04/2021	1,303,272
2,350,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	2,302,968
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	1,129,934
3,060,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 05/15/2037	3,947,222
1,645,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	1,807,288
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 05/01/2027	3,206,612
3,100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	3,129,532
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,569,128
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	764,766
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 09/15/2021	902,010
200,000	South Carolina Electric and Gas, 1st Mtg. Bond, 6.500%, 11/01/2018	210,384
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	3,179,776
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 2.750%, 10/01/2026	1,962,531
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	2,622,128
	TOTAL	52,522,701
	Utility - Natural Gas—1.0%
195,000	Atmos Energy Corp., 8.500%, 03/15/2019	214,502
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	2,672,414
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	2,605,380
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	2,795,396
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,683,701
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2024	2,319,898
	TOTAL	12,291,291
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/01/2046	807,740
	TOTAL CORPORATE BONDS (IDENTIFIED COST $819,143,964)	870,210,158
	MORTGAGE-BACKED SECURITIES—0.0%
1,153	Federal Home Loan Mortgage Corp. Pool C00702, 6.000%, 01/01/2029	1,293
1,325	Federal Home Loan Mortgage Corp. Pool C00748, 6.000%, 04/01/2029	1,489
445	Federal Home Loan Mortgage Corp. Pool C20263, 6.000%, 01/01/2029	499
988	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 05/01/2029	1,132
1,982	Federal National Mortgage Association Pool 323159, 7.500%, 04/01/2028	2,305
1,082	Federal National Mortgage Association Pool 421223, 7.000%, 05/01/2028	1,248
14,616	Federal National Mortgage Association Pool 439947, 6.500%, 11/01/2028	16,643
7,639	Federal National Mortgage Association Pool 489867, 6.500%, 03/01/2029	8,719
1,090	Government National Mortgage Association Pool 449491, 7.500%, 12/15/2027	1,274
873	Government National Mortgage Association Pool 486467, 7.000%, 30 Year, 08/15/2028	1,014
2,473	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,772
1	Government National Mortgage Association Pool 780340, 9.000%, 30 Year, 11/15/2017	1

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
$1,628		Government National Mortgage Association Pool 780373, 7.000%, 12/15/2023	$1,801
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,293)	40,190
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	4,777,537
1,655,000		Tampa, FL Sports Authority, 8.020%, (GTD by National Public Finance Guarantee Corporation), 10/01/2026	1,907,238
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,396,515)	6,684,775
		COMMON STOCK—0.0%
		Energy - Refining—0.0%
20,487	[1,3]	MLR Petroleum LLC (IDENTIFIED COST $5,218)	0
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	1,300
		Financial Institution - REIT - Other—0.5%
80,000		Prologis, Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, 8.540%	5,660,400
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,661,700
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
153,532		Federal Home Loan Mortgage Corp. REMIC 3051 MY, 5.500%, 10/15/2025 (IDENTIFIED COST $150,588)	165,597
		INVESTMENT COMPANIES—27.2%[6]
15,905,176		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[7]	15,908,357
49,275,618		High Yield Bond Portfolio	318,320,494
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $415,128,154)	334,228,851
		TOTAL INVESTMENTS—-99.0% (IDENTIFIED COST $1,244,845,022)[8]	1,216,991,271
		OTHER ASSETS AND LIABILITIES -NET—1.0%[9]	12,031,788
		TOTAL NET ASSETS—100%	$1,229,023,059
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[1]United States Treasury Notes 10-Year Short Futures	300	$38,095,313	December 2017	$(103,827)
The average notional value of short futures contracts held by the Fund throughout the period was $49,218,953. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	Affiliated holdings.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended 8/31/2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain/ (Loss)	Dividend/ Interest Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	167,914,309	(152,009,133)	15,905,176	$15,908,357	$—	$(2,390)	$111,473
High Yield Bond Portfolio	53,228,834	775,193	(4,728,409)	49,275,618	$318,320,494	$12,174,024	$(1,001,452)	$14,414,410
TOTAL OF AFFILIATED TRANSACTIONS	53,228,834	168,689,502	(156,737,542)	65,180,794	$334,228,851	$12,174,024	$(1,003,842)	$14,525,883
7	7-day net yield.
8	At August 31, 2017, the cost of investments for federal tax purposes was $1,248,446,948. The net unrealized depreciation of investments for federal tax purposes was $31,559,504. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,988,782 and net unrealized depreciation from investments for those securities having an excess of cost over value of $89,548,286. The amounts presented are inclusive of derivative contracts.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$868,003,268	$2,206,890	$870,210,158
Mortgage-Backed Securities	—	40,190	—	40,190
Municipal Bonds	—	6,684,775	—	6,684,775
Collateralized Mortgage Obligations	—	165,597	—	165,597
Equity Securities:
Common Stock
International	—	—	0	0
Preferred Stocks
Domestic	5,660,400	—	1,300[1]	5,661,700
Investment Companies[2]	15,908,357	—	—	334,228,851
TOTAL SECURITIES	$21,568,757	$874,893,830	$2,208,190	$1,216,991,271
Other Financial Instruments[3]
Liabilities	$(103,827)	$—	$—	$(103,827)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(103,827)	$—	$—	$(103,827)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $318,320,494 is measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but is included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017